                          [GRAUBARD MILLER LETTERHEAD]

                              The Chrysler Building
                              405 Lexington Avenue
                            NEW YORK, N.Y. 10174-1901
                                 (212) 818-8800

                                                        February 1, 2005

VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 0511
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Aldabra Acquisition Corporation
                           Registration Statement on Form S-1
                           File No. 333-121610
                           Filed December 23, 2004
                           -----------------------

Dear Mr. Reynolds:

         On behalf of Aldabra Acquisition Corporation ("Company"), we respond as follows to the Staff's comments received on January 26, 2005 relating to the above-captioned Registration Statement. Please be advised that in addition to responding to the Staff's comments, the Company has reduced the per-Unit offering price from $12.00 to $6.00 and has increased the number of Units being offered under the Registration Statement from 4,000,000 Units to 8,000,000 Units
(and correspondingly increased the underwriters' overallotment option from
600,000 Units to 1,200,000 Units). Further, all corresponding references to shares of common stock and the warrants comprising the Units have also been changed to reflect the increase in the number of units offered. The gross proceeds of the offering remain at $48,000,000 (excluding any gross proceeds received

Mr. John Reynolds
February 1, 2005

as a result of the exercise of the underwriters' over-allotment option).
Captions and page references herein correspond to those set forth in Amendment
No. 1 to the Registration Statement, a copy of which has been marked with the changes from the initial filing. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the Company's response to each comment immediately thereafter.

GENERAL
-------

1.       PRIOR TO THE EFFECTIVENESS OF THE COMPANY'S REGISTRATION STATEMENT, THE
         STAFF REQUESTS THAT WE BE PROVIDED WITH A COPY OF THE LETTER OR CALL
         FROM THE NASD THAT THE NASD HAS NO ADDITIONAL CONCERNS.

         We will provide you with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has no additional concerns.

2.       PRIOR TO EFFECTIVENESS PLEASE PROVIDE AN UPDATE WITH RESPECT TO THOSE
         STATES IN WHICH THE OFFERING WILL BE CONDUCTED.

          To date, we have only received comments from the State of Maryland. We responded to comments from the State of Maryland on January 25, 2005. We hereby confirm that we will resolve all outstanding comments from state regulatory agencies in which we have applied to have the units registered for sale prior to the effectiveness of the registration statement.

PROSPECTUS COVER PAGE
---------------------

3.       WE NOTE THE STATEMENT THAT THE REGISTRANT IS A "BLANK CHECK COMPANY
         RECENTLY FORMED FOR THE PURPOSE OF EFFECTING A MERGER, CAPITAL STOCK
         EXCHANGE, ASSET ACQUISITION OR OTHER SIMILAR BUSINESS COMBINATION WITH
         AN UNIDENTIFIED OPERATING BUSINESS WHICH WE BELIEVE HAS SIGNIFICANT
         GROWTH POTENTIAL." THIS APPEARS TO BE PROMOTIONAL AND VAGUE. PLEASE
         REVISE.

         We have revised the above-reference disclosure in the Registration
Statement so that the statement is no longer promotional and vague.

SUMMARY FINANCIAL DATA
----------------------

4.       WE NOTE THAT THE MAJORITY OF THE OFFERING PROCEEDS WILL BE PLACED INTO
         AN ESCROW ACCOUNT UNTIL A BUSINESS COMBINATION IS CONSUMMATED OR THE
         COMPANY IS LIQUIDATED. SINCE THE MAJORITY OF THE PROCEEDS CANNOT BE
         USED FOR YOUR CURRENT OPERATIONS, SUCH AMOUNTS WOULD BE CLASSIFIED AS
         NON-CURRENT IN ACCORDANCE WITH ARB 4.3, CHAPTER 3, PARAGRAPH 6. AS A
         RESULT, THESE AMOUNTS SHOULD BE EXCLUDED FROM THE "AS ADJUSTED" WORKING
         CAPITAL

Mr. John Reynolds
February 1, 2005

         BALANCE. PLEASE REVISE YOUR DISCLOSURES ACCORDINGLY.

         As noted in ARB 43 Chapter 3, paragraph 4, the term current assets is used to designate cash and other assets or resources commonly identified as those which are reasonably expected to be realized in cash or sold or consumed during the normal operating cycle of the business. The purpose of the Company is to enter into a business combination and, as such, the Company deems the time period up to the acquisition of a business to be its normal operating cycle.
Although this period is permitted to be 18 months and in certain circumstances up to 24 months, the period may be, and in fact the Company expects it will be, significantly less than 18 months (including less than a year) if, as expected, an acquisition takes place sooner. The Company considered ARB 43 Chapter 3, paragraph 6 and concluded that the cash held in trust should be considered a current asset since it is reasonably expected to be available for consumption during the Company's operating cycle. In addition, as noted on Page 21 of the
S-1, although we intend to utilize the cash to effect the business combination, we are not required to do so and could possibly effect a merger with a company that does require additional capital. We therefore do not believe our cash is trust is restricted as to use in accordance with ARB 43 Chapter 3, paragraph 6.

RISK FACTORS
------------

5.       IN THE LAST SENTENCE OF THE FIRST RISK FACTOR ON PAGE 6, PLEASE DELETE
         THE STATEMENT IN PARENTHESES REGARDING INTEREST INCOME FROM THE
         PROCEEDS OF YOUR OFFERING, AS ANY INTEREST INCOME WOULD BE CLASSIFIED
         AS NON-OPERATING INCOME RATHER THAN REVENUE.

         We have revised the disclosure in the Registration Statement to remove the above referenced parenthetical statement.

DILUTION
--------

6.       PLEASE REVISE YOUR DISCLOSURE TO CLARIFY THAT BOTH THE PRO FORMA BOOK
         VALUE PER SHARE AND THE NUMBER OF SHARES THAT WOULD BE OUTSTANDING
         AFTER THE OFFERING HAVE BEEN ADJUSTED FOR THE SHARES WHICH ARE SUBJECT
         TO POTENTIAL CONVERSION. YOU MAY WISH TO USE A TABULAR PRESENTATION
         SHOWING THE COMPONENTS OF THE DENOMINATOR AND NUMERATOR OF THE PRO
         FORMA BOOK VALUE PER SHARE CALCULATION.

         We have revised the disclosure to include a tabular presentation showing the components of the denominator and numerator of the pro forma book value per share calculation.

USE OF PROCEEDS
---------------

7.       THE COMPANY STATES IN THE FIRST PARAGRAPH OF THE USE OF PROCEEDS
         SECTION THAT "[A]NY AMOUNTS NOT PAID AS CONSIDERATION TO THE SELLERS OF
         THE TARGET BUSINESS MAY BE USED TO FINANCE OPERATIONS OF THE TARGET
         BUSINESS OR TO EFFECT OTHER ACQUISITIONS." PLEASE

Mr. John Reynolds
February 1, 2005

         RECONCILE THIS STATEMENT WITH DISCLOSURE IN THE USE OF PROCEEDS SECTION
         AND IN THE MD&A SECTION THAT STATES" [T]O THE EXTENT THAT OUR CAPITAL
         STOCK IS USED IN WHOLE OR IN PART AS CONSIDERATION TO EFFECT A BUSINESS
         COMBINATION, THE PROCEEDS HELD IN THE TRUST FUND AS WELL AS ANY OTHER
         NET PROCEEDS NOT EXPENDED WILL BE USED TO FINANCE THE OPERATIONS OF THE
         TARGET BUSINESS." IT WOULD APPEAR THAT TO THE EXTENT THAT THE COMPANY
         USES STOCK/CASH OR A COMBINATION OF THE TWO, ANY NET PROCEEDS WOULD BE
         USED TO FINANCE THE OPERATIONS OF THE TARGET BUSINESS. PLEASE REVISE
         THE REGISTRATION STATEMENT ACCORDINGLY.

         We have revised the Registration Statement as requested.

PROPOSED BUSINESS
-----------------

8.       PLEASE PROVIDE US WITH REASONABLE SUPPORT FOR THE FOLLOWING ASSERTION
         AND SUMMARIZE THE SUPPORT. IF A THIRD PARTY IS THE SOURCE OF THE
         INFORMATION, PLEASE NAME THE THIRD PARTY AND THE PUBLICATION WHERE THE
         INFORMATION CAN BE FOUND. IF THE INFORMATION IS NOT READILY AVAILABLE
         TO THE PUBLIC, PLEASE FILE THE THIRD PARTY'S CONSENT TO BEING NAMED IN
         THE PROSPECTUS AND TO THE SUMMARY CONTAINED IN THE DISCLOSURE. IF THE
         BASIS FOR THIS REPRESENTATION IS BASED UPON MANAGEMENT'S OWN
         EXPERIENCE, PLEASE CLEARLY STATE TO SUCH EFFECT.

         o    "...WE BELIEVE SUCH COMPANIES ARE USUALLY OVERLOOKED BY
              TRADITIONAL PRIVATE EQUITY FIRMS AND AS A RESULT, WE BELIEVE SUCH
              BUSINESSES CAN BE ACQUIRED FOR ATTRACTIVE VALUATIONS."

         We have revised the disclosure in the Registration Statement to indicate that the foregoing assertion is based on the business judgment of the
Company's management.

FINANCIAL STATEMENTS
--------------------

9.       ON PAGE 24, IN THE COMPETITION SECTION, YOU REFERENCE THE POTENTIAL
         DILUTION RELATING TO YOUR OUTSTANDING OPTIONS AND WARRANTS. IN THE
         FINANCIAL STATEMENTS, THE WARRANTS ARE DISCLOSED BUT THERE IS NO
         DISCLOSURE REGARDING OUTSTANDING OPTIONS. IF THERE ARE ANY OPTIONS
         OUTSTANDING, PLEASE REVISE THE FINANCIAL STATEMENTS TO INCLUDE ALL OF
         THE DISCLOSURES REQUIRED BY APB 25, FAS 123 AND FAS 148. IF THERE ARE
         NO OPTIONS OUTSTANDING, PLEASE REVISE THE DISCLOSURE ON PAGE 24
         ACCORDINGLY.

         We have revised the disclosure to remove the reference to outstanding options.

10.
         PLEASE DISCLOSE IN THE FOOTNOTES TO THE FINANCIAL STATEMENTS THE
         FOLLOWING COMMITMENTS AND CONTINGENCIES WHICH ARE DISCLOSED IN OTHER
         PORTIONS OF THE DOCUMENT:

         o  THE FEE OF 3% OF THE GROSS PROCEEDS THAT WILL BE PAYABLE TO MORGAN
            JOSEPH & CO. AT THE CLOSING OF YOUR BUSINESS COMBINATION.

Mr. John Reynolds
February 1, 2005

         o  THE COMMITMENT BY YOUR OFFICERS AND DIRECTORS TO PURCHASE WARRANTS
            IN THE PUBLIC MARKET AFTER THEY BECOME SEPARATELY TRADED AS
            DISCLOSED ON PAGE 34.

         o  THE WARRANT SOLICITATION FEE THAT MAY BECOME PAYABLE TO MORGAN
            JOSEPH & CO. AS DISCLOSED ON PAGE 41.

         We have revised the disclosure in the financial statements to include the above-referenced commitments and contingencies.

         If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                                   Very truly yours,

                                                   /s/ Jeffrey M. Gallant
                                                   ----------------------

                                                   Jeffrey M. Gallant

cc:      Jason Weiss
         Nathan Leight
         Mike Powell
         Ken Schlesinger
         Richard Leu